Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Unusual Whales Subversive Democratic Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Democratic Trading ETF
Class Name	Unusual Whales Subversive Democratic Trading ETF
Trading Symbol	NANC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unusual Whales Subversive Democratic Trading ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/nanc. You can also request this information by contacting us at (877) 291-4040 or by writing the Fund at Unusual Whales Subversive Democratic Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 291-4040
Additional Information Website	https://www.subversiveetfs.com/nanc
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unusual Whales Subversive Democratic Trading ETF	$35	0.72%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 238,885,000
Holdings Count | Holdings	99
Advisory Fees Paid, Amount	$ 932,736
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$238,885
Number of Holdings	99
Total Advisory Fee Paid	$932,736
Portfolio Turnover Rate	5%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
NVIDIA Corp.	10.3
Alphabet, Inc. - Class C	6.1
Microsoft Corp.	6.0
Amazon.com, Inc.	4.9
Apple, Inc.	4.2
Applied Materials, Inc.	3.7
Netflix, Inc.	3.5
Philip Morris International, Inc.	3.2
American Express Co.	2.9
Artivion, Inc.	2.9

Unusual Whales Subversive Republican Trading ETF
Shareholder Report [Line Items]
Fund Name	Unusual Whales Subversive Republican Trading ETF
Class Name	Unusual Whales Subversive Republican Trading ETF
Trading Symbol	GOP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Unusual Whales Subversive Republican Trading ETF (the "Fund") for the period October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.subversiveetfs.com/gop. You can also request this information by contacting us at (877) 291-4040 or by writing the Fund at Unusual Whales Subversive Republican Trading ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(877) 291-4040
Additional Information Website	https://www.subversiveetfs.com/gop
Expenses [Text Block]

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Unusual Whales Subversive Republican Trading ETF	$37	0.72%

*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[2]
Net Assets	$ 68,773,000
Holdings Count | Holdings	139
Advisory Fees Paid, Amount	$ 233,016
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$68,773
Number of Holdings	139
Total Advisory Fee Paid	$233,016
Portfolio Turnover Rate	2%

Holdings [Text Block]	Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Top Ten Holdings	(% of total net assets)
Comfort Systems USA, Inc.	7.4
JPMorgan Chase & Co.	4.4
Intel Corp.	3.5
NVIDIA Corp.	3.1
iShares Bitcoin Trust ETF	3.1
United Therapeutics Corp.	2.7
Arista Networks, Inc.	2.6
AT&T, Inc.	2.6
Chevron Corp.	2.1
Allstate Corp.	2.0

[1]	Costs paid as a percentage of a $10,000 investment is an annualized figure.
[2]	Costs paid as a percentage of a $10,000 investment is an annualized figure.